Restructuring - Restructuring Reserve (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning balance	$ 48.5	$ 98.4	$ 0.5	$ 98.4
Expense recorded	2.2	$ 0.1	120.7	8.5	$ 120.7
Payments made	(14.0)		(23.7)	(51.6)
Foreign Currency Changes	(5.0)		0.9	(6.8)
Ending balance	$ 31.7		$ 98.4	$ 48.5	$ 98.4